Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Investments Abstract
Schedule of investees financial statements and equity interest

	Equity			Capital increase	Dividends	Profit (loss) for the Period				Equity Interest Percentage
	2025	2024	2023	2025	2025	2025	(*)	2024	2023	2025	2024	2023

Sesamm	91,455	75,307	61,275	-	(5,382)	21,530	-	18,709	20,389	36%	36%	36%
Águas de Andradina	41,291	37,959	34,088	-	(1,173)	4,505	-	4,939	3,311	30%	30%	30%
Águas de Castilho	12,060	8,782	12,784	-	(892)	4,170	-	2,155	1,997	30%	30%	30%
Attend Ambiental	60,961	55,162	43,263	-	(31,941)	37,740	-	18,886	17,749	45%	45%	45%
Aquapolo Ambiental	143,988	116,688	102,442	-	(16,644)	43,944	-	41,004	37,516	49%	49%	49%
Paulista Geradora de Energia	22,769	27,004	42,307	-	-	(1,107)	(3,128)	(443)	1,728	25%	25%	25%
Cantareira SP Energia	10,975	10,613	10,650	-	-	362	-	(37)	(464)	49%	49%	49%
Barueri Energia Renovável	252,212	251,420	63,309	-	-	(2,538)	3,330	(12,477)	(1,686)	20%	20%	20%
Infranext	4,154	4,154	4,699	-	-	-	-	(522)	(2,351)	45%	45%	45%
(*)	The amount presented refers to the changes in the investee’s equity, since its financial statements for the year ended December 31, 2024, were disclosed after the publication of SABESP’s financial statements.

The balances of investments and the respective changes are as follows

	Investments		Dividends	Equity Accounting
	2025	2024	2025	2025	(*)	2024	2023

Sesamm	32,924	27,111	(1,938)	7,751	-	6,735	7,340
Águas de Andradina	12,387	11,387	(352)	1,352	-	1,482	992
Águas de Castilho	3,618	2,635	(267)	1,250	-	647	599
Attend Ambiental	27,433	24,824	(14,374)	16,983	-	8,498	7,987
Aquapolo Ambiental	70,555	57,178	(8,155)	21,532	-	20,093	18,383
Paulista Geradora de Energia	5,693	6,750	-	(276)	(781)	(111)	432
Cantareira SP Energia	5,378	5,194	-	178	6	(18)	(227)
Barueri Energia Renovável	50,443	50,285	-	(508)	666	(2,612)	(2,054)
Infranext	-	-	-	-	-	608	(1,058)

Total	208,431	185,364	(25,086)	48,262	(109)	35,322	32,394

Other investments	45,927	30,439

Total	254,358	215,803

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2024 were issued after the disclosure of SABESP’s financial statements.